UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
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Address:   300 Atlantic Street, 7th Floor
           --------------------------------------------------
           Stamford, CT 06901
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh               NEW YORK, NY              5/17/10
       ------------------------   ------------------------------  ----------
             [Signature]              [City, State] [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:        $456,211
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                          Name
NONE




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
                                               FORM 13F INFORMATION TABLE


       COLUMN 1              COLUMN 2       COLUMN 3     4 COLUMN            COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8

                                                         VALUE     SHRS OR   SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP   (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP           NOTE 2.125% 9/1    03060RAR2  17,887  18,500,000  PRN           SOLE            18,500,000    0     0
A D C TELECOMMUNICATIONS   NOTE 3.500% 7/1    000886AE1   3,270   4,000,000  PRN           SOLE             4,000,000    0     0
A D C TELECOMMUNICATIONS   NOTE 3.500% 7/1    000886AF8  11,950  16,000,000  PRN           SOLE            16,000,000    0     0
AMR CORP                   NOTE 6.250%10/1    001765BC9  30,542  26,400,000  PRN           SOLE            26,400,000    0     0
ARVINMERITOR INC           NOTE 4.625% 3/0    043353AF8   4,599   4,800,000  PRN           SOLE             4,800,000    0     0
CITIGROUP INC              DEP SH 1/1000      172967598     808      23,522  SH            SOLE                23,522    0     0
COMPUCREDIT CORP           NOTE 3.625% 5/3    20478NAB6     823   1,750,000  PRN           SOLE             1,750,000    0     0
COMPUCREDIT CORP           NOTE 5.875%11/3    20478NAD2   3,783   6,005,000  PRN           SOLE             6,005,000    0     0
COMCAST HOLDINGS CORP      ZONES CV2% PCS     200300507     750      25,000  PRN           SOLE                25,000    0     0
CENTRAL EUROPEAN DIST CORP NOTE 3.000% 3/1    153435AA0   4,463   5,000,000  PRN           SOLE             5,000,000    0     0
CIENA CORP                 NOTE 0.250% 5/0    171779AB7   2,490   3,000,000  PRN           SOLE             3,000,000    0     0
CAPITALSOURCE INC          SDCV 4.000% 7/1    14055XAE2  14,419  15,000,000  PRN           SOLE            15,000,000    0     0
CAPITALSOURCE INC          NOTE 7.250% 7/1    14055XAG7   1,940   2,000,000  PRN           SOLE             2,000,000    0     0
CELL THERAPEUTICS INC      NOTE 4.000% 7/0    150934AF4   1,330   1,900,000  PRN           SOLE             1,900,000    0     0
CELL THERAPEUTICS INC      NOTE 7.500% 4/3    150934AK3   1,440   2,000,000  PRN           SOLE             2,000,000    0     0
DRYSHIPS INC.              NOTE 5.000%12/0    262498AB4  33,333  32,500,000  PRN           SOLE            32,500,000    0     0
EVERGREEN SOLAR INC        NOTE 4.000% 7/1    30033RAC2   2,065   4,000,000  PRN           SOLE             4,000,000    0     0
FORD MTR CO DEL            NOTE 4.250%12/1    345370CF5  18,703  12,500,000  PRN           SOLE            12,500,000    0     0
FORD MTR CO DEL            NOTE 4.250%11/1    345370CN8  48,669  32,500,000  PRN           SOLE            32,500,000    0     0
FORD MTR CO CAP TR II      PFD TR CV6.5%      345395206 106,748   2,300,605  SH            SOLE             2,300,605    0     0
GREATBATCH INC             SDCV 2.250% 6/1    39153LAB2   3,222   3,580,000  PRN           SOLE             3,580,000    0     0
GOODRICH PETE CORP         NOTE 5.000%10/0    382410AC2   7,162   8,250,000  PRN           SOLE             8,250,000    0     0
GLOBAL INDS LTD            DBCV 2.750% 8/0    379336AE0  13,571  21,000,000  PRN           SOLE            21,000,000    0     0
LDK SOLAR CO LTD           NOTE 4.750% 4/1    50183LAB3   3,380   4,000,000  PRN           SOLE             4,000,000    0     0
LDK SOLAR CO LTD           SPONSORED ADR      50183L107     802     122,200  SH            SOLE               122,200    0     0
CHENIERE ENERGY INC        NOTE 2.250% 8/0    16411RAE9   1,556   2,550,000  PRN           SOLE             2,550,000    0     0
LUCENT TECHNOLOGIES INC    DBCV 2.875% 6/1    549463AH0   3,460   4,000,000  PRN           SOLE             4,000,000    0     0
LUCENT TECHNOLOGIES INC    DBCV 2.875% 6/1    549463AH0  13,840  16,000,000  PRN           SOLE            16,000,000    0     0
LIBERTY MEDIA CORP         DEB 3.500% 1/1     530715AN1   3,073   6,245,000  PRN           SOLE             6,245,000    0     0
MICRON TECHNOLOGY INC      NOTE 1.875% 6/0    595112AH6   9,538  10,000,000  PRN           SOLE            10,000,000    0     0
ANNALY CAP MGMT INC        NOTE 4.000% 2/1    035710AA0  25,219  25,000,000  PRN           SOLE            25,000,000    0     0
POWERWAVE TECHNOLOGIES INC NOTE 3.875%10/0    739363AF6   3,850   5,500,000  PRN           SOLE             5,500,000    0     0
RITE AID CORP              NOTE 8.500% 5/1    767754BU7   5,025   5,000,000  PRN           SOLE             5,000,000    0     0
STERLITE INDS INDIA LTD    NOTE 4.000%10/3    859737AB4   7,913   7,500,000  PRN           SOLE             7,500,000    0     0
SANDISK CORP               NOTE 1.000% 5/1    80004CAC5  17,350  20,000,000  PRN           SOLE            20,000,000    0     0
SUNTECH PWR HLDGS CO LTD   NOTE 3.000% 3/1    86800CAE4     854  16,000,000  PRN           SOLE            16,000,000    0     0
TRICO MARINE SERVICES INC  NOTE 3.000% 1/1    896106AQ4   1,260   3,500,000  PRN           SOLE             3,500,000    0     0
TRICO MARINE SERVICES INC  DBCV 8.125% 2/0    896106AW1   2,150   3,050,000  PRN           SOLE             3,050,000    0     0
UAL CORP                   DBCV 5.000% 2/0    902549AE4   1,474   1,500,000  PRN           SOLE             1,500,000    0     0
VIRGIN MEDIA INC           NOTE 6.500%11/1    92769LAB7  14,088  11,500,000  PRN           SOLE            11,500,000    0     0
VIRGIN MEDIA INC           NOTE 6.500%11/1    92769LAB7   3,063   2,500,000  PRN           SOLE             2,500,000    0     0
EXIDE TECHNOLOGIES         FRNT       9/1     302051AL1   4,349   7,000,000  PRN           SOLE             7,000,000    0     0

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